Earnings Per Share - Narrative (Details) - shares shares in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2018	Jun. 30, 2017
Earnings per share [line items]
Potentially anti-dilutive shares excluded from computation of net loss per share (shares)		12.8	13.8
Preference shares
Earnings per share [line items]
Issuance at IPO (shares)			12.4
Restricted shares
Earnings per share [line items]
Issuance at IPO (shares)			17.2
Class A ordinary shares | Restricted shares
Earnings per share [line items]
Issuance at IPO (shares)	17.2
Class A ordinary shares | Class A preference shares | Preference shares
Earnings per share [line items]
Issuance at IPO (shares)	12.4
Class B ordinary shares | Class B preference shares | Preference shares
Earnings per share [line items]
Issuance at IPO (shares)	15.0